Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Property, plant and equipment

	Land		Buildings		Plant and equipment (1)		Furniture and fixtures		Office equipment		Vehicles		Total
Gross carrying value:
As at April 1, 2023	₹	4,860	₹	47,700	₹	117,732	₹	18,086	₹	7,818	₹	161	₹	196,357
Additions		-		428		6,975		1,716		354		3		9,476
Additions through Business combinations (Refer to Note 7)		-		-		373		-		1		-		374
Disposals		(486)		(1,174)		(22,815)		(1,586)		(663)		(131)		(26,855)
Translation adjustment		1		70		248		17		4		1		341
As at March 31, 2024	₹	4,375	₹	47,024	₹	102,513	₹	18,233	₹	7,514	₹	34	₹	179,693
Accumulated depreciation/ impairment:
As at April 1, 2023	₹	-	₹	10,927	₹	85,501	₹	11,520	₹	5,928	₹	145	₹	114,021
Depreciation and impairment		-		1,490		11,856		2,193		638		7		16,184
Disposals		-		(683)		(22,019)		(1,444)		(639)		(130)		(24,915)
Translation adjustment		-		41		211		18		5	^			275
As at March 31, 2024	₹	-	₹	11,775	₹	75,549	₹	12,287	₹	5,932	₹	22	₹	105,565
Net carrying value as at March 31, 2024	₹	4,375	₹	35,249	₹	26,964	₹	5,946	₹	1,582	₹	12	₹	74,128
Capital work-in-progress													₹	7,480
Net carrying value including Capital work-in-progress as at March 31, 2024													₹	81,608

Gross carrying value:
As at April 1, 2024	₹	4,375	₹	47,024	₹	102,513	₹	18,233	₹	7,514	₹	34	₹	179,693
Additions		-		6,215		10,623		3,143		943		10		20,934
Additions through Business combination (Refer to Note 7)		-		-		9		-		-		-		9
Disposals		(6)		(680)		(13,668)		(1,803)		(793)		(9)		(16,959)
Translation adjustment		4		(3)		77		3		(1)		(1)		79
As at March 31, 2025	₹	4,373	₹	52,556	₹	99,554	₹	19,576	₹	7,663	₹	34	₹	183,756
Accumulated depreciation/ impairment:
As at April 1, 2024	₹	-	₹	11,775	₹	75,549	₹	12,287	₹	5,932	₹	22	₹	105,565
Depreciation and impairment		-		1,662		11,050		2,229		623		4		15,568
Disposals		-		(410)		(13,189)		(1,526)		(730)		(8)		(15,863)
Translation adjustment		-		(30)		49		(1)		(4)		(1)		13
As at March 31, 2025	₹	-	₹	12,997	₹	73,459	₹	12,989	₹	5,821	₹	17	₹	105,283
Net carrying value as at March 31, 2025	₹	4,373	₹	39,559	₹	26,095	₹	6,587	₹	1,842	₹	17	₹	78,473
Capital work-in-progress													₹	2,211
Net carrying value including Capital work-in-progress as at March 31, 2025													₹	80,684

^ Value is less than 0.5

(1)
Including net carrying value of computer equipment and software amounting to ₹ 17,553 and ₹ 16,003, as at March 31, 2024 and 2025, respectively.